Derivative Instruments and Financial Risk Management	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Financial Risk Management [Abstract]
DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates. Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

a.	Interest rates:

The Company manages its risk to fluctuating interest rates by opportunistically using interest rate swaps to convert its floating rate debt into fixed rate obligations. These interest rate swaps are not designated as hedges and changes in the fair value of these instruments are reflected in earnings. The Company’s interest rate swaps are as follows.

In September 2005, the Company also entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%. At March 31, 2012 and December 31, 2011, the fair market value of the swap was a liability of $1,333 and $1,423, respectively, and was recorded in other long-term liabilities on the consolidated balance sheet. The Company recorded an unrealized gain of $91 and $641 within financial expenses, net for the three months ended March 31, 2012 and 2011, respectively. See Note 13.a.4.

b.	Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency swaps to convert its foreign currency debt payments into its functional currency. These cross-currency swaps are not designated as hedges and changes in fair value of these derivatives are reflected in earnings.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the United States dollar and the exchange rates between the United States dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

	Rate of Inflation		Rate of Devaluation (Appreciation) Against U.S. Dollar		Rate of Exchange of U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
12/31/2011	2.17%	2.30%	7.66%	2.25%	3.82	1.02
03/31/2012	0.38%	1.25%	(2.77%)	(1.76%)	3.72	1.00

(1)	Per Bank of Israel
(2)	Per Bank of Canada

In November 2003, the Company entered into loan agreements to borrow, in Israel, NIS 210,800 for an eleven-year term at an annual interest rate of 5.8%. At the same time, the Company entered into a USD/NIS, 5-year, CPI-adjusted currency swap in which it will receive at the end of the period the NIS amount linked to the CPI plus interest equal to 5.8% of the outstanding NIS balance, and will pay $47,190 plus a fixed rate of 5.9%. This swap matured on November 28, 2008, and was replaced on the maturity date by a USD/NIS, CPI-adjusted, 6-year currency swap. In accordance with this swap agreement, the Company receives NIS 201,270 in six annual payments (equivalent of the remaining debt balance as of November 28, 2008), which is linked to the CPI plus additional interest equal to 5.8% of the outstanding NIS balance. The Company is required to pay $51,344 plus a fixed rate of 6.59%. At March 31, 2012, the fair market value of the swap was $4,163 comprised of a $1,297 asset (recorded in other receivables and prepaid expenses) and a $2,866 asset (recorded in long-term receivables and other assets). At December 31, 2011, the fair market value of the swap was $3,165 comprised of a $933 asset (recorded in other receivables and prepaid expenses) and a $2,232 asset (recorded in long-term receivables and other assets). The Company recorded net gains of $998 and $641 within financial expenses, net for the three months ended March 31, 2012 and 2011, respectively.

In October 2011, the Company entered into separate forward contracts to purchase the Israeli Shekel and the Canadian dollar on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in U.S. dollars due to changes in the respective exchange rates. The forward contract to purchase the Shekel is for a total amount of $45,000 which is settled in monthly installments of $3,958 for six months and $3,542 for six months. The Company recorded a net gain of $1,035 and $0 for the three months ended March 31, 2012 and 2011, respectively, for this contract. The forward contract to purchase the Canadian dollar is for a total amount of $96,100 which is settled in monthly installments of $9,300 for five months and $8,267 for six months. The Company recorded a net gain of $1,649 and $0 for the three months ended March 31, 2012 and 2011, respectively, for this contract.